RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 15, 2022	Oct. 22, 2021	Aug. 01, 2021	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Product sales				$ 344,031	$ 1,156,356	$ 3,293,293	$ 1,310,946
Total product sales percentage				5.00%	2.00%	1.00%	29.00%
Rent				$ 0		$ 0	$ 0
Rental rates				5,645		5,645
Goods and services paid				66,511	$ 157,847	586,884	351,307
Severance pay and related taxes				53,856		94,559	0
Accrued and unpaid amount								$ 767,288
Convertible notes payable				480,000		480,000	800,000
Interest expense related party				2,006	0
Accrued interest	$ 704
Common Stock [Member]
Debt conversion amount	$ 320,000
Debt conversion into shares	331,266
Series A Preferred Stock [Member]
Debt conversion amount		$ 200,000
Debt conversion into shares		4
Fitore Inc [Member]
Unsecured convertible notes			$ 1,000,000
Debt interest percentage			5.00%
Debt maturity date			Jul. 31, 2024
Conversion price per share			$ 1.00
Interest expense related party				6,049	10,081	31,276	12,219
Accrued interest				36,032		29,983	9,973
Product Sales Related Parties [Member]
Product sales				18,000	17,750	30,500	362,800
Jack Zamora [Member]
Due from related parties, current				2,250		0	0
Goods and services paid				0		137,953	172,147
Jack Zamora [Member] | Product Sales Related Parties [Member]
Product sales				$ 18,000	$ 17,750	$ 30,500	$ 362,800
Chief Science Officer [Member]
Accrued and unpaid amount								$ 1,221,958